EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE
Schedule of computation of basic and diluted earnings per share

	Years Ended December 31,
	2016	2017	2018
Net income attributable to ordinary shareholders — basic	782	1,228	716
Eliminate the dilutive effect of interest expense of convertible senior notes	—	5	40
Net income attributable to ordinary shareholders — diluted	782	1,233	756
Weighted average ordinary shares outstanding — basic	275,139,070	279,272,140	281,717,485
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	7,750,424	12,202,369	11,463,212
Dilutive effect of convertible senior notes	—	1,599,469	10,425,112
Weighted average ordinary shares outstanding — diluted	282,889,494	293,073,978	303,605,809
Basic earnings per share	2.84	4.40	2.54
Diluted earnings per share	2.76	4.21	2.49

Schedule of outstanding securities excluded from the computation of diluted earnings per share

	Years Ended December 31,
	2016	2017	2018
Outstanding employee options and nonvested restricted stocks	—	—	530,009